Inventories	12 Months Ended
Mar. 31, 2020
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Inventories
10.	Inventories
Inventories consist of the following:

	As at March 31,
	2020		2020		2019
	(In millions)
Raw materials, components and consumables	US$	433.1	Rs.	32,776.1	Rs.	36,026.0
Work-in-progress		601.4		45,502.9		38,917.6
Finished goods		3,915.3		296,248.8		315,072.3

Total	US$	4,949.8	Rs.	374,527.8	Rs.	390,015.9

Inventories of finished goods include Rs. 43,587.1 million and Rs. 43,807.1 million as at March 31, 2020 and 2019, respectively relating to vehicles sold subject to repurchase arrangements.
Cost of inventories (including cost of purchased products) recognized as expense during the years ended March 31, 2020, 2019 and 2018, amounted to Rs. 1,966,210.7 million, Rs. 2,283,424.2 million and Rs. 2,172,364.1 million, respectively.
During the years ended March 31, 2020, 2019 and 2018, the Company recorded inventory write-down expenses of Rs. 3,208.1 million, Rs. 6,086.3 million and Rs. 6,074.2 million, respectively.